Commitments and contingencies (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jul. 03, 2018 USD ($)	Dec. 01, 2016	Jan. 31, 2015 drilling_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) contract
Loss Contingencies [Line Items]
Number of drilling rigs allegedly infringed on patents | drilling_unit			2
Long-term contracts value				$ 4,400.0
Damages sought				51 million
Number of US drilling contracts not subject to BEAT | contract					3
Guarantees					$ 11.9
West Leo
Loss Contingencies [Line Items]
Period for force majeure		60 days
Litigation recovery	$ 250.5